Other disclosures - Risk Management and Principal Risks - Economic uncertainty adjustments and Other adjustments, narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	£ 525	£ 1,486
Credit cards, unsecured and other retail lending
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	320	1,362
Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	116	21
Home loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	89	103
Economic uncertainty adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	317	1,692
Economic uncertainty adjustments | Credit cards, unsecured and other retail lending
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	118	1,217
Economic uncertainty adjustments | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	195	403
Economic uncertainty adjustments | Home loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	4	72
Economic uncertainty adjustments | Model uncertainty risk | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	(106)	184
Economic uncertainty adjustments | Model uncertainty risk | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	(106)	98
Economic uncertainty adjustments | Model uncertainty risk | Wholesale loans | UK
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance		72
Economic uncertainty adjustments | Customers | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	423	1,508
Economic uncertainty adjustments | Customers | Credit cards, unsecured and other retail lending
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	118	1,203
Economic uncertainty adjustments | Customers | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	301	305
Economic uncertainty adjustments | Customers | Inflationary headwinds, supply chain constraints and consumer demand headwinds risk | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	205
Economic uncertainty adjustments | Customers | Cross default risk | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	92
Other adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	208	(206)
Other adjustments | Credit cards, unsecured and other retail lending
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	202	145
Other adjustments | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	(79)	(382)
Other adjustments | Home loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	£ 85	31
to reverse out the modelled charge which did not consider the government guarantee | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance		£ (380)